Commitments and Contingencies Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Liabilities [Abstract]
Schedule of future minimum lease payment for operating lease
USD In Thousands
2018	214
2019	56
2020	55
Total	325